Corporate information	6 Months Ended
Dec. 31, 2023
Corporate information [Abstract]
Corporate information
Note 1. Corporate information

The interim condensed consolidated financial statements of ioneer Ltd and its subsidiaries (collectively the “Group” or the “Company”) for the six months ended 31 December 2023 were authorised for issue in accordance with a resolution of the directors on 27 February 2024.

ioneer Ltd is a for profit company limited by shares and incorporated in Australia whose shares are publicly traded on the Australian Securities Exchange (“ASX”) under the ticker code “INR”. The registered office of the Company is suite 16.01, 213 Miller Street, North Sydney, NSW 2060 Australia.